Goodwill and intangible assets - Reconciliation of intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 133,227
Intangible assets and goodwill at end of period	175,117	$ 133,227
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	272,029	264,763
Additions and amortization charge for the period	36,107	1,376
Net exchange differences	6,652	5,890
Intangible assets and goodwill at end of period	314,788	272,029
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(138,802)	(136,855)
Additions and amortization charge for the period	(869)	(879)
Net exchange differences		(1,068)
Intangible assets and goodwill at end of period	(139,671)	(138,802)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,149
Intangible assets and goodwill at end of period	19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,251	132,251
Net exchange differences	0	0
Intangible assets and goodwill at end of period	132,251	132,251
Goodwill | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Net exchange differences		0
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	103,470
Intangible assets and goodwill at end of period	146,031	103,470
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	103,470	97,744
Additions and amortization charge for the period	36,107	1,376
Net exchange differences	6,454	4,350
Intangible assets and goodwill at end of period	146,031	103,470
Fund management contracts (indefinite life) | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Additions and amortization charge for the period	0	0
Net exchange differences		0
Intangible assets and goodwill at end of period	0	0
Fund management contracts (finite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	10,608
Intangible assets and goodwill at end of period	9,937	10,608
Fund management contracts (finite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	36,308	34,768
Additions and amortization charge for the period	0	0
Net exchange differences	198	1,540
Intangible assets and goodwill at end of period	36,506	36,308
Fund management contracts (finite life) | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(25,700)	(23,753)
Additions and amortization charge for the period	(869)	(879)
Net exchange differences		(1,068)
Intangible assets and goodwill at end of period	$ (26,569)	$ (25,700)